Expense Example {- Templeton Growth VIP Fund} - FTVIP Class 2-70 - Templeton Growth VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 118
3 years	368
5 years	638
10 years	$ 1,409